Line of Credit (Narrative) (Q2) (Details) - Line of Credit [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Line of credit facility maximum borrowing capacity		$ 2,100,000
Line of credit			$ 972,524
Prime Rate [Member]
Debt instrument, variable rate		0.50%
NBT Bank [Member]
Line of credit facility maximum borrowing capacity	$ 6,000,000	$ 3,000,000
Line of credit	5,225,419	2,663,124
NBT Bank [Member] | Certain Solar Arrays [Member]
Line of credit facility maximum borrowing capacity	$ 2,000,000	$ 2,000,000
Debt instrument, variable rate	4.75%	4.75%
Debt instrument, maturity date description	September 2020
Line of credit		$ 510,100
Debt instrument, covenant ratio description	These financial covenants consist of a minimum debt service coverage ratio of 1.20 to 1.00 measured on a quarterly basis and are in effect beginning September 2020.	These financial covenants consist of a minimum debt service coverage ratio of 1.20 to 1.00 measured on a quarterly basis and are in effect beginning September 2020.
NBT Bank [Member] | Prime Rate [Member]
Debt instrument, variable rate	3.25%	4.75%
Debt instrument, maturity date description	September 2020.
Line of credit facility, borrowing capacity percentage	80.00%	80.00%
Debt instrument, covenant ratio description	These financial covenants consist of a minimum debt service coverage ratio of 1.20 to 1.00 measured on a quarterly basis and are in effect beginning September 2020.	These financial covenants consist of a minimum debt service coverage ratio of 1.20 to 1.00 measured on a quarterly basis and are in effect beginning September 2020.